Note 2 - Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2021
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
		Fair value measurement
Recurring fair value measurement	Total Fair Value	Quoted prices in active markets for identical assets ( Level 1)	Significant other observable inputs ( Level 2)	Significant unobservable inputs (Level 3)
	$	$	$	$

As of December 31, 2020 (audited):
Forward liability (Note 3)	278	-	-	278
As of March 31, 2021 (unaudited):
Forward liability (Note 3)	278	-	-	278

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
	Valuation technique	Unobservable inputs	Range
Forward liability	Discounted cash flow	Fair value of underlying security	2.65

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Forward liability
$

Balance as of December 31, 2020 (audited)	278
Gains or losses from changes in fair value	-

Balance as of March 31, 2021 (unaudited)	278